SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciled Class A ordinary share of reflected in balance sheet

	December 31,	December 31,
	2022	2021
Gross Proceeds	$230,000,000	$230,000,000
Less:
Proceeds allocated to Public Warrants	(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)	(16,099,160)
Plus:
Accretion of carrying value to redemption value	31,562,053	28,178,166
Class A ordinary shares subject to possible redemption	$237,987,893	$234,604,006

Schedule of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2022		2021
	Redeemable	Non-redeemable	Redeemable	Non-Redeemable
	Class A	Class A and B	Class A	Class A and B
	Ordinary	Ordinary	Ordinary	Ordinary
	shares	shares	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(3,313,410)	$(1,312,398)	$(92,869)	$(136,361)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	9,110,000	5,102,113	8,285,141
Basic and diluted net loss per ordinary share	$(0.14)	$(0.14)	$(0.02)	$(0.02)